Reconciliation of Uncertain Tax Positions Related to Unrecognized Tax Benefits (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Unrecognized Tax Benefits [Line Items]
Unrecognized tax benefits, at January 1	19	60	61
Increase in unrecognized:
Tax benefits related to the current year	2	3	5
Gross uncertain tax benefits related to prior years		1	2
Dispositions:
Dispositions of gross uncertain tax benefits related to prior years	(2)	(45)	(5)
Dispositions related to settlements with tax authorities			(3)
Unrecognized tax benefits as at December 31	19	19	60